Events occurring after the reporting period	12 Months Ended
Jun. 30, 2025
Events occurring after the reporting period
Events occurring after the reporting period
33	Events occurring after the reporting period

33.1 Registrations

The playing registrations of certain footballers have been disposed of on a permanent or temporary basis, subsequent to 30 June 2025, for total proceeds, net of associated costs, of £55,410,000. The associated net book value was £31,667,000. Also subsequent to 30 June 2025, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £20,271,000, became receivable in respect of previous playing registration disposals.

Subsequent to 30 June 2025, the registrations of certain players and football management staff were acquired or extended for a total consideration, including associated costs, of £167,803,000. Payments are due within the next 4 years. Also, subsequent to 30 June 2025, sell-on fees and contingent consideration totalling £75,000 became payable in respect of previous playing registration acquisitions.

33.2 Revolving facilities drawdowns

On 7 July 2025, a drawdown under our revolving facility with Santander of £30.0 million was made. This took the total drawdown across all of our revolving facilities as of 7 July 2025 to £190.0 million, from available facilities of £300.0 million.

On 30 July, a further drawdown under our revolving facilities of £30.0 million was made. This took the total drawdown on our revolving facilities as of 30 July 2025 to £220.0 million, from available facilities of £350.0 million

On 11 August, a further drawdown under our revolving facilities of £20.0 million was made. This took the total drawdown on our revolving facilities as of 11 August 2025 to £240.0 million, from available facilities of £350.0 million.

On 11 September, a further drawdown under our revolving facilities of £25.0 million was made. This took the total drawdown on our revolving facilities as of 11 September 2025 to £265.0 million, from available facilities of £350.0 million.

33.3 Revolving facilities upsize and extension

On 10 July 2025, we amended our revolving facilities by consolidating all funds into a single syndicate, provided by our existing lenders, Bank of America, NatWest and Santander, alongside HSBC as a new entrant. The new facility expires on 31 December 2029, compared to 25 June 2027 under our previous facilities, with total available funds of £350.0 million, compared to £300.0 million under our previous facilities. There was no change to the Group’s total revolving facility drawdown as part of this transaction.